Shareholder' equity - Summary of Other Reserves Including Other Comprehensive Income (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Other reserves	€ 135,570	€ 96,679	€ (295,772)
Italian statutory reserve
Disclosure of reserves within equity [line items]
Other reserves	860	860	860
Addition paid-in capital
Disclosure of reserves within equity [line items]
Other reserves	721,187	721,187
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Other reserves	(451,176)	(455,000)	(76,624)
Other comprehensive income reserve (OCI)
Disclosure of reserves within equity [line items]
Other reserves	16,525	(12,295)	(25,901)
Share-based payments reserve
Disclosure of reserves within equity [line items]
Other reserves	81,661	74,978
Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves	(196,691)	(196,691)	(196,691)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	€ (36,796)	€ (36,360)	€ 2,584